SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Available-for-Sale
Securities AFS consist of the following at December 31:

	Amortized Cost	Unrealized		Fair Value
		Gains	Losses
	(In thousands)
2025
U.S. agency	$8,320	$1	$404	$7,917
U.S. agency residential mortgage-backed	87,435	136	6,506	81,065
U.S. agency commercial mortgage-backed	8,039	—	853	7,186
Private label mortgage-backed	42,689	260	2,443	40,506
Other asset backed	30,633	31	479	30,185
Obligations of states and political subdivisions	319,402	—	39,000	280,402
Corporate	49,355	2	1,696	47,661
Trust preferred	990	—	3	987
Total	$546,863	$430	$51,384	$495,909

2024
U.S. agency	$8,858	$1	$700	$8,159
U.S. agency residential mortgage-backed	80,589	47	9,499	71,137
U.S. agency commercial mortgage-backed	12,821	—	1,180	11,641
Private label mortgage-backed	74,268	263	4,496	70,035
Other asset backed	39,232	18	734	38,516
Obligations of states and political subdivisions	330,874	14	42,097	288,791
Corporate	73,960	—	4,039	69,921
Trust preferred	986	—	4	982
Total	$621,588	$343	$62,749	$559,182

Debt Securities, Held-to-Maturity
Securities HTM consist of the following at December 31:

	Carrying Value	Transferred Unrealized Loss (1)	ACL	Amortized Cost	Unrecognized		Fair Value
					Gains	Losses
	(In thousands)
2025
U.S. agency	$22,446	$1,220	$—	$23,666	$—	$3,833	$19,833
U.S. agency residential mortgage-backed	92,900	7,688	—	100,588	—	19,337	81,251
U.S. agency commercial mortgage-backed	3,734	62	—	3,796	—	249	3,547
Private label mortgage-backed	7,294	80	2	7,376	—	272	7,104
Obligations of states and political subdivisions	149,915	3,717	19	153,651	36	14,278	139,409
Corporate	32,276	177	67	32,520	—	1,834	30,686
Trust preferred	958	38	4	1,000	—	—	1,000
Total	$309,523	$12,982	$92	$322,597	$36	$39,803	$282,830

2024
U.S. agency	$24,150	$1,404	$—	$25,554	$—	$4,987	$20,567
U.S. agency residential mortgage-backed	100,700	8,669	—	109,369	—	24,631	84,738
U.S. agency commercial mortgage-backed	4,013	107	—	4,120	—	402	3,718
Private label mortgage-backed	7,350	190	1	7,541	—	551	6,990
Obligations of states and political subdivisions	156,305	5,262	17	161,584	28	19,461	142,151
Corporate	45,964	496	111	46,571	—	3,875	42,696
Trust preferred	954	43	3	1,000	—	—	1,000
Total	$339,436	$16,171	$132	$355,739	$28	$53,907	$301,860
(1)Represents the remaining unrealized loss to be accreted on securities that were transferred from AFS to HTM on April 1, 2022.

Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
Our investments’ gross unrealized losses and fair values for securities AFS aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2025
U.S. agency	$972	$1	$6,884	$403	$7,856	$404
U.S. agency residential mortgage-backed	6,931	5	49,103	6,501	56,034	6,506
U.S. agency commercial mortgage-backed	—	—	7,186	853	7,186	853
Private label mortgage-backed	—	—	39,234	2,443	39,234	2,443
Other asset backed	1,392	3	24,417	476	25,809	479
Obligations of states and political subdivisions	156	9	280,246	38,991	280,402	39,000
Corporate	—	—	45,986	1,696	45,986	1,696
Trust preferred	—	—	987	3	987	3
Total	$9,451	$18	$454,043	$51,366	$463,494	$51,384

2024
U.S. agency	$324	$1	$7,565	$699	$7,889	$700
U.S. agency residential mortgage-backed	147	—	61,219	9,499	61,366	9,499
U.S. agency commercial mortgage-backed	—	—	11,641	1,180	11,641	1,180
Private label mortgage-backed	2,551	8	66,411	4,488	68,962	4,496
Other asset backed	3,984	19	27,052	715	31,036	734
Obligations of states and political subdivisions	221	1	288,570	42,096	288,791	42,097
Corporate	1,473	23	68,448	4,016	69,921	4,039
Trust preferred	—	—	982	4	982	4
Total	$8,700	$52	$531,888	$62,697	$540,588	$62,749

Debt Securities, Held-to-Maturity, Credit Quality
On a quarterly basis, we monitor the credit quality of securities HTM through the use of credit ratings. The carrying value of securities HTM at December 31, aggregated by credit quality follow:

	Private Label Mortgage- Backed	Obligations of States and Political Subdivisions	Corporate	Trust Preferred	Carrying Value Total
	(In thousands)
2025
Credit rating:
AAA	$7,294	$17,357	$—	$—	$24,651
AA	—	116,264	—	—	116,264
A	—	2,740	3,500	—	6,240
BBB	—	441	23,814	—	24,255
BB	—	—	1,983	—	1,983
Non-rated	—	13,113	2,979	958	17,050
Total	$7,294	$149,915	$32,276	$958	$190,443

2024
Credit rating:
AAA	$7,350	$34,973	$—	$—	$42,323
AA	—	101,112	—	—	101,112
A	—	3,473	5,005	—	8,478
BBB	—	652	36,045	—	36,697
BB	—	—	1,963	—	1,963
Non-rated	—	16,095	2,951	954	20,000
Total	$7,350	$156,305	$45,964	$954	$210,573

Debt Securities, Held-to-Maturity, Allowance for Credit Loss
An analysis of the ACL by security HTM type for the year ended December 31, follows:

	Private Label Mortgage- Backed	Obligations of States and Political Subdivisions	Corporate	Trust Preferred	Total
	(In thousands)
2025
Balance at beginning of period	$1	$17	$111	$3	$132
Additions (deductions)
Provision for credit losses	1	2	(44)	1	(40)
Recoveries credited to the allowance	—	—	—	—	—
Securities HTM charged against the allowance	—	—	—	—	—
Balance at end of period	$2	$19	$67	$4	$92

2024
Balance at beginning of period	$4	$33	$116	$4	$157
Additions (deductions)
Provision for credit losses	(3)	(16)	(1,130)	(1)	(1,150)
Recoveries credited to the allowance	—	—	1,125	—	1,125
Securities HTM charged against the allowance	—	—	—	—	—
Balance at end of period	$1	$17	$111	$3	$132

2023
Balance at beginning of period	$1	$39	$123	$5	$168
Additions (deductions)
Provision for credit losses	3	(6)	2,993	(1)	2,989
Recoveries credited to the allowance	—	—	—	—	—
Securities HTM charged against the allowance	—	—	(3,000)	—	(3,000)
Balance at end of period	$4	$33	$116	$4	$157

Investments Classified by Contractual Maturity Date
The amortized cost and fair value of securities AFS and securities HTM at December 31, 2025, by contractual maturity, follow:

	Securities AFS		Securities HTM
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$23,447	$23,218	$13,575	$13,448
Maturing after one year but within five years	122,874	117,098	49,421	47,377
Maturing after five years but within ten years	44,713	40,445	83,561	75,354
Maturing after ten years	187,033	156,206	64,280	54,749
	378,067	336,967	210,837	190,928
U.S. agency residential mortgage-backed	87,435	81,065	100,588	81,251
U.S. agency commercial mortgage-backed	8,039	7,186	3,796	3,547
Private label mortgage-backed	42,689	40,506	7,376	7,104
Other asset backed	30,633	30,185	—	—
Total	$546,863	$495,909	$322,597	$282,830

Gains and Losses Realized on Sale of Securities Available for Sale
A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

		Realized
	Proceeds	Gains	Losses
	(In thousands)
2025	$32,193	$44	$414
2024	39,517	14	442
2023	278	—	222